Consolidated Balance Sheets - USD ($)	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Current assets:
Cash	$ 2,502	$ 110,152	$ 1,035
Prepaid Expenses and other current assets		6,035
Total current assets	2,502	116,187	$ 1,035
Property and equipment net	$ 46,709	$ 79,594
Mineral rights
Investment in Angel Jade
Other assets	$ 14,606	$ 499
Deposits paid	10,384
Total assets	74,201	196,280	$ 1,035
Current liabilities:
Accounts payable	0	2,957
Accrued expenses	422,258	354,685	$ 3,426
Promissory note payable	22,964
Convertible notes payable, net of discounts of $80,434 and $3,099, respectively	184,166	108,292	$ 88,901
Loan from related party, net of discounts of $259,937 and $0, respectively	527,328	446,799
Derivative liabilities	673,788	752,997
Deposits	125,800	80,000
Shares to be Issued - Five Arrows	36,378
Total current liabilities	1,992,681	1,745,730	$ 93,327
Preferred stock, $0.001 par value; 50,000,000 shares authorized; Series A, 3,000,000 shares issued and outstanding at March 31, 2015 and September 30, 2014 and 2013 respectively.	3,000	3,000	3,000
Common Stock, $0.001 par value; 500,000,000 shares authorized; Common Stock 58,397,485 issued and outstanding at March 31, 2015 and 53,837,485 and 562,485 shares issued and outstanding at September 30, 2014 and 2013 respectively.	58,397	53,837	563
Additional paid-in capital	8,454,962	8,454,962	8,494,962
Accumulated deficit	(10,396,974)	(10,225,051)	(8,589,817)
Accumulated other comprehensive income		55,022
Total stockholders' deficit, including non-controlling interest	(1,880,615)	(1,658,230)	(91,292)
Non-Controlling interest	(37,865)	108,780
Total Stockholders' Deficit	(1,918,480)	(1,549,450)	(91,292)
Total liability and stockholders deficit	$ 74,201	$ 196,280	$ 1,035